5. INVENTORY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventory Details
Raw Materials	$ 6,105,000	$ 5,209,000
Work In Progress	16,730,000	12,094,000
Finished Goods	6,653,000	7,021,000
Progress Payments Received	(525,000)
Inventory Reserve	(2,224,000)	(1,803,000)
Total Inventory	$ 26,739,000	$ 22,521,000